Performance Management	Feb. 28, 2025
MFS Active Core Plus Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus. Performance information reflecting the fund's performance since it commenced operations is available online at mfs.com. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance One Year or Less [Text]	The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	mfs.com
MFS Active Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus. Performance information reflecting the fund's performance since it commenced operations is available online at mfs.com. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance One Year or Less [Text]	The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	mfs.com
MFS Active Intermediate Muni Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus. Performance information reflecting the fund's performance since it commenced operations is available online at mfs.com. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance One Year or Less [Text]	The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	mfs.com
MFS Active International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus. Performance information reflecting the fund's performance since it commenced operations is available online at mfs.com. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance One Year or Less [Text]	The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	mfs.com
MFS Active Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus. Performance information reflecting the fund's performance since it commenced operations is available online at mfs.com. The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance One Year or Less [Text]	The bar chart and performance table are not included because the fund did not have a full calendar year of operations as of the date of this prospectus.
Performance Availability Website Address [Text]	mfs.com